Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,880,000
Previously Paid Amount	0
Total Fee Amount	5,799.43
Total Offset Amount	0
Net Fee	$ 5,799.43